Shareholders' Equity (Details) - USD ($)							12 Months Ended
	Oct. 11, 2023	Sep. 19, 2023	Dec. 20, 2022	Nov. 10, 2022	Dec. 27, 2021	Feb. 10, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 13, 2022	Feb. 02, 2021
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars)		$ 1,330,000					$ 1,690,000
Net amount (in Dollars)		$ 1,000,000					1.42
Issuance expenses (in Dollars)							$ 941,000	$ 21,000	$ 496,000
Common units issued		400,000
Price of per warrants (in Dollars per share)		$ 1.16
Exercise price (in Dollars per share)		$ 1.16					$ 0.65
Share issued							150,000
Purchase of warrants		1,146,552						2,606,552		2,606,552
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				400
Share capital											20,000,000,000
Common Units [Member]
Shareholders' Equity (Details) [Line Items]
Share issued			400,000
Non-Exchangeable Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Expire, term			3 years
Warrants outstanding			1,600,000
Exchangeable Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Expire, term			1 year
Warrants outstanding			1,600,000
Pre-Funded Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Price of per warrants (in Dollars per share)		$ 1.159
Exercise price (in Dollars per share)		$ 0.001
Share issued			1,200,000
Purchase of warrants		746,552
American Depositary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Sale of ADS shares					3,813,560							2,434,783
Price of per shares (in Dollars per share)					$ 2.36							$ 4.95
Purchase assitional shares					330,508	365,217
Gross proceeds (in Dollars)			$ 8,000,000		$ 9,780,000	$ 13,800,000
Net amount (in Dollars)			7,231,000		8,956,000	12,480,000
Issuance expenses (in Dollars)			$ 769,000		$ 63,000	$ 360,000
Share capital											50,000,000
Common units issued			1,600,000
Purchase price of per unit (in Dollars per share)			$ 5
Price of per warrants (in Dollars per share)			4.99
Exercise price (in Dollars per share)			$ 0.01
Share issued	289,389
Warrants outstanding							750,000
Fair value, granted (in Dollars)	$ 270,000
American Depositary Shares [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				40
Share capital											45,500,000
American Depositary Shares [Member] | Pre-Funded Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding							710,000
Articles of Association [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Share capital											18,200,000,000